Debt securities in issue (Tables)	12 Months Ended
Dec. 31, 2022
Debt securities in issue [Abstract]
Summary of maturities of debt securities in issue

Debt securities in issue – maturities
In EUR million	2022	2021
Fixed rate debt securities
Within 1 year	21,176	34,559
More than 1 year but less than 2 years	2,777	6,245
More than 2 years but less than 3 years	7,897	2,791
More than 3 years but less than 4 years	10,067	4,924
More than 4 years but less than 5 years	8,039	7,035
More than 5 years	28,582	29,843
Total fixed rate debt securities	78,539	85,397

Floating rate debt securities
Within 1 year	15,286	3,389
More than 1 year but less than 2 years	307	1,534
More than 2 years but less than 3 years	256	137
More than 3 years but less than 4 years	958	194
More than 4 years but less than 5 years	467	192
More than 5 years	105	942
Total floating rate debt securities	17,379	6,388

Total debt securities	95,918	91,784